Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statements:
Total revenues		₱ 159,926	₱ 165,262	₱ 171,103
Depreciation and amortization (Note 9)		51,915	34,455	31,519
Interest income		1,412	1,046	799
Provision for (benefit from) income tax		1,103	1,909	4,563
NET INCOME		13,466	20,162	22,075
Other comprehensive income (loss) (Note 6)		2,186	(2,454)	(9,907)
TOTAL COMPREHENSIVE INCOME		15,652	17,708	12,168
Equity share in net earnings (losses) of associates and joint ventures		2,906	1,181	3,241
PROVISION FOR INCOME TAX (Note 7)		1,103	1,909	4,563
Total comprehensive income (loss):		15,652	17,708	12,168
Vega Telecom Inc. [Member]
Income Statements:
Total revenues	₱ 1,189	2,352
Depreciation and amortization (Note 9)	842	1,168
Interest income	18	28
Interest expense	2
Provision for (benefit from) income tax	158	(42)
NET INCOME	(2,055)	110
TOTAL COMPREHENSIVE INCOME	(2,055)	110
Equity share in net earnings (losses) of associates and joint ventures	(1,027)	55
PROVISION FOR INCOME TAX (Note 7)	158	(42)
Total comprehensive income (loss):	₱ (2,055)	110
Aggregated individually immaterial joint ventures [Member]
Income Statements:
NET INCOME			(164)	9
TOTAL COMPREHENSIVE INCOME			(164)	9
Total comprehensive income (loss):			(164)	9
Satventures, Inc. [Member]
Income Statements:
Total revenues		6,650	5,925	5,211
Depreciation and amortization (Note 9)		772	1,217	1,332
Interest income		3	2	2
Interest expense		249	259	207
Provision for (benefit from) income tax		71	(46)	(534)
NET INCOME		4	(344)	(290)
TOTAL COMPREHENSIVE INCOME		4	(344)	(290)
Equity share in net earnings (losses) of associates and joint ventures		3	(220)	(186)
PROVISION FOR INCOME TAX (Note 7)		71	(46)	(534)
Total comprehensive income (loss):		4	(344)	(290)
Hastings Holdings, Inc. [Member]
Income Statements:
Total revenues		2,129	2,394	1,580
Depreciation and amortization (Note 9)		153	153	89
Interest income		12	18	10
Interest expense		19	19	11
Provision for (benefit from) income tax		22	70	69
TOTAL COMPREHENSIVE INCOME		(43)	169	157
Equity share in net earnings (losses) of associates and joint ventures		(30)	118	110
PROVISION FOR INCOME TAX (Note 7)		22	70	69
Net income (loss)		(43)	169	157
Total comprehensive income (loss):		(43)	169	157
A I L [Member]
Income Statements:
Total revenues		107	1,960	2,059
NET INCOME		59	526	81
Other comprehensive income (loss) (Note 6)		(1)
TOTAL COMPREHENSIVE INCOME		58	526	81
Total comprehensive income (loss):		₱ 58	₱ 526	₱ 81